Taxation - Summary of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 12,613	$ 1,979	¥ 0
Additions from the business acquisitions	19,551	3,068	0
Additions based on tax positions related to current year	26,885	4,219	12,613
Balance at end of the year	¥ 59,049	$ 9,266	¥ 12,613